Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income tax [Line Items]
At the beginning of year	$ 31,793	$ 27,636
(Charged) credited to net profit	(7,485)	(11,514)
Currency translation differences	(517)	(3,574)
Reclassified to assets	3,143	19,245
At end of year	26,934	31,793
At the beginning of year	(14,801)	(2,286)
Credited to net profit	7,094	6,730
Reclassified from liabilities	3,143	19,245
At end of year	(10,850)	(14,801)
Taxable losses
Disclosure of deferred income tax [Line Items]
Reclassified to Liabilities	(18,775)
Deferred Tax Liabilities, Asset From Taxable Losses	(18,775)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of year	(14,801)
Credited to net profit	7,094
Reclassified from liabilities	21,918
At end of year	(29,625)	(14,801)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
Deferred Tax Assets, Liability From Difference In Depreciation Rates And Other		(3,077)
(Charged) credited to net profit	(10,947)
Currency translation differences	(14)
Reclassified to assets	21,918
At end of year	7,880
Taxable losses
Disclosure of deferred income tax [Line Items]
At the beginning of year	34,870
(Charged) credited to net profit	3,462
Currency translation differences	(503)
Reclassified from assets	(18,775)
At end of year	$ 19,054	$ 34,870